Fair Value Measurements - Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets (Detail) - Recurring Fair Value Measurement [member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets Investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	$ 55,440	$ 67,306
Assets Plan [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	204,527	178,594
Classification of Assets as Held for Sale [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	694,336
Derivative Instruments Assets [member] | Aircraft Fuel Hedges [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	525	2,566
Derivative Instruments Assets [member] | Interest Rate Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	11	4,890
Revalued Administrative Property [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	111,112	125,049
Significant Observable Inputs (Level 2) [member] | Assets Investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	55,440	67,306
Significant Observable Inputs (Level 2) [member] | Assets Plan [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	204,527	178,594
Significant Observable Inputs (Level 2) [member] | Classification of Assets as Held for Sale [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	694,336
Significant Observable Inputs (Level 2) [member] | Derivative Instruments Assets [member] | Aircraft Fuel Hedges [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	525	2,566
Significant Observable Inputs (Level 2) [member] | Derivative Instruments Assets [member] | Interest Rate Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	11	4,890
Significant Unobservable Inputs (Level 3) [member] | Revalued Administrative Property [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	$ 111,112	$ 125,049